Expenses by nature - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Expenses by nature [abstract]
Operating expense	€ 118,663	€ 118,947
Increase (decrease) in cost of services and change in inventory	6,000
Increase (decrease) in consulting and other purchased services	4,400
Increase (decrease) in employee benefit expense other than share-based compensation	€ (3,500)
Number of employees | employee	634	704
Increase (decrease) in share-based compensation expense	€ (1,100)
Increase (decrease) in advertising expenses	(2,500)
Increase (decrease) in depreciation, amortisation and impairment	€ (1,100)